UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Milbank Winthrop & Co. Inc.

Address:  654 Madison Avenue, Suite 1550
          New York, New York  10021


13F File Number: 28-04023

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Janice Bennett
Title:    Principal
Phone:    (212) 480-2500


Signature, Place and Date of Signing:

/s/ Janice Bennett               New York, New York          August 13, 2003
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           76

Form 13F Information Table Value Total: $125,086,984


List of Other Included Managers:  None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                    FORM 13F INFORMATION TABLE
                                                      MILBANK WINTHROP & CO.
                                                  DISCRETIONARY OWNERSHIP FOR 13F
                                                       AS OF June 30, 2003


(ITEM 1)                   (ITEM 2) (ITEM 3)    (ITEM 4)    (ITEM 5)           (ITEM 6)          (ITEM 7)         (ITEM 8)
                                                                               INVESTMENT                     VOTING AUTHORITY
                                                                               DISCRETION                         (SHARES)
                                                                         ---------------------           -------------------------
NAME                       TITLE                FAIR        SHARES OR                   SHARED
OF                         OF       CUSIP       MARKET      PRINCIPAL    SOLE   SHARED  OTHER           SOLE      SHARED  NONE
ISSUER                     CLASS    NUMBER      VALUE       AMOUNT       (A)     (B)     (C)     MGR     (A)       (B)    (C)
----------------------------------------------------------------------------------------------------------------------------------
3M COMPANY                 COMMON   88579Y101 1,596,128     12,375      X                               12,375     0       0
ABBOTT LABS                COMMON   002824100   246,500      5,633      X                                5,633     0       0
ADVANCED VIRAL RESH C      COMMON   007928104       856     10,700      X                               10,700     0       0
AEGON N V - ORD AMER       COMMON   007924103   105,340     10,492      X                               10,492     0       0
AFLAC INC                  COMMON   001055102 3,425,796    111,408      X                              111,408     0       0
ALTRIA GROUP INC COM       COMMON   02209S103 2,925,927     64,391      X                               64,391     0       0
AMERICAN EXPRESS CO        COMMON   025816109 4,798,785    114,776      X                              114,776     0       0
AMERICAN INTL GROUP I      COMMON   026874107 2,251,013     40,794      X                               40,794     0       0
AOL TIME WARNER            COMMON   00184A105 2,865,629    178,100      X                              178,100     0       0
AT & T WIRELESS            COMMON   00209A106   192,787     23,482      X                               23,482     0       0
AT&T CORP COM NEW          COMMON   001957505   250,138     12,994      X                               12,994     0       0
AUTOBYTEL INC              COMMON   05275N106   278,946     45,064      X                               45,064     0       0
BANKRATE, INC              COMMON   06646V108   278,300     23,000      X                               23,000     0       0
BELLSOUTH CORP             COMMON   079860102 2,034,958     76,416      X                               76,416     0       0
BELO CORPORATION           COMMON   080555105 1,900,600     85,000      X                               85,000     0       0
BERKSHIRE HATHAWAY IN      COMMON   084670108   942,500         13      X                                   13     0       0
BP AMOCO ADS               COMMON   055622104 2,010,153     47,838      X                               47,838     0       0
BRIGGS & STRATTON COR      COMMON   109043109   513,080     10,160      X                               10,160     0       0
BRISTOL MYERS SQUIBB       COMMON   110122108 2,027,779     74,688      X                               74,688     0       0
CARNIVAL PAIRED CERTI      COMMON   143658300 3,455,813    106,300      X                              106,300     0       0
CATERPILLAR INC            COMMON   149123101   272,511      4,896      X                                4,896     0       0
CHEVRONTEXACO CORPORA      COMMON   166764100 1,088,920     15,082      X                               15,082     0       0
CHUBB CORP                 COMMON   171232101 3,049,800     50,830      X                               50,830     0       0
CISCO SYS INC              COMMON   17275R102   251,716     14,992      X                               14,992     0       0
CITIGROUP INC.             COMMON   172967101 5,237,950    122,382      X                              122,382     0       0
COCA COLA CO               COMMON   191216100 1,404,227     30,257      X                               30,257     0       0
COMCAST CORP NEW COM       COMMON   20030N101   597,323     19,792      X                               19,792     0       0
DEERE & CO                 COMMON   244199105 1,581,220     34,600      X                               34,600     0       0
DISNEY WALT PRODTNS        COMMON   254687106   272,590     13,802      X                               13,802     0       0
DOVER CORP                 COMMON   260003108 2,564,576     85,600      X                               85,600     0       0
DU PONT E I DE NEMOUR      COMMON   263534109   272,659      6,548      X                                6,548     0       0
EMERSON ELEC CO            COMMON   291011104   315,491      6,174      X                                6,174     0       0
EXXON MOBIL CORPORATI      COMMON   30231G102 7,830,319    218,054      X                              218,054     0       0
FEDERAL HOME LOAN MTG      COMMON   313400301   406,160      8,000      X                                8,000     0       0
FEDERAL NAT MORTGAGE       COMMON   313586109 1,679,256     24,900      X                               24,900     0       0
GANNETT INC DEL            COMMON   364730101   252,628      3,289      X                                3,289     0       0
GENERAL ELECTRIC COMP      COMMON   369604103 4,264,458    148,691      X                              148,691     0       0
GILLETTE CO                COMMON   375766102   514,061     16,135      X                               16,135     0       0
INTEL CORP                 COMMON   458140100   419,301     20,149      X                               20,149     0       0
INTERNATIONAL BUSINES      COMMON   459200101   518,843      6,289      X                                6,289     0       0
INTERPUBLIC GROUP COS      COMMON   460690100   667,006     49,851      X                               49,851     0       0
JEFFERSON PILOT CORP       COMMON   475070108   248,760      6,000      X                                6,000     0       0
JOHNSON & JOHNSON          COMMON   478160104 2,585,724     50,014      X                               50,014     0       0
LEHMAN BROS HLDGS INC      COMMON   524908100   505,248      7,600      X                                7,600     0       0
LIBERTY MEDIA CORP SE      COMMON   530718105 3,147,869    272,307      X                              272,307     0       0
LOEWS CORP                 COMMON   540424108   206,657      4,370      X                                4,370     0       0
MCGRAW HILL INC            COMMON   580645109   238,266      3,843      X                                3,843     0       0
MEDIA GENERAL INC. CL      COMMON   584404107 4,730,440     82,700      X                               82,700     0       0
MELLON FINL CORP           COMMON   58551A108   327,450     11,800      X                               11,800     0       0
MEMBERWORKS INC            COMMON   586002107   713,520     36,000      X                               36,000     0       0
MERCK & CO                 COMMON   589331107 4,193,693     69,260      X                               69,260     0       0
MICROSOFT CORP             COMMON   594918104   518,184     20,210      X                               20,210     0       0
MOTOROLA INC               COMMON   620076109   186,742     19,803      X                               19,803     0       0
NESTLE SA SPONSORED A      COMMON   641069406   294,006      5,700      X                                5,700     0       0
NORTHERN TRUST CORP        COMMON   665859104 1,291,846     31,054      X                               31,054     0       0
NUI HLDG CO                COMMON   629431107   305,853     19,707      X                               19,707     0       0
ORACLE CORP                COMMON   68389X105   825,423     68,728      X                               68,728     0       0
PEPSICO INC                COMMON   713448108   335,085      7,530      X                                7,530     0       0
PFIZER INC                 COMMON   717081103 2,622,515     76,794      X                               76,794     0       0
POTASH CORP SASK INC       COMMON   73755L107 3,379,200     52,800      X                               52,800     0       0
PROCTER & GAMBLE CO        COMMON   742718109 3,617,765     40,567      X                               40,567     0       0
PROVIDIAN FINL CORP        COMMON   74406A102   187,978     20,300      X                               20,300     0       0
QUALCOMM INC               COMMON   747525103   417,623     11,620      X                               11,620     0       0
REGIS CORP MINN            COMMON   758932107 7,145,574    245,975      X                              245,975     0       0
ROYAL DUTCH PETRO-NY       COMMON   780257804 2,348,343     50,372      X                               50,372     0       0
SCHLUMBERGER               COMMON   806857108 1,189,155     24,998      X                               24,998     0       0
SIGMA ALDRICH CORP         COMMON   826552101 4,155,480     76,500      X                               76,500     0       0
TYCO INTL LTD NEW          COMMON   902124106 2,890,161    152,274      X                              152,274     0       0
U S BANCORP                COMMON   902973304   675,049     27,553      X                               27,553     0       0
VERIZON COMMUNICATION      COMMON   92343V104   421,878     10,694      X                               10,694     0       0
VIACOM INC CL B            COMMON   925524308 4,390,755    100,567      X                              100,567     0       0
VODAFONE GROUP PLC         COMMON   92857W100   795,687     40,493      X                               40,493     0       0
WACHOVIA GROUP             COMMON   929903102   611,388     15,300      X                               15,300     0       0
WELLS FARGO NEW            COMMON   949746101 1,238,530     24,574      X                               24,574     0       0
WILMINGTON TR CORP         COMMON   971807102 2,573,995     87,700      X                               87,700     0       0
WORLD ACCESS INC           COMMON   98141A101        26     26,105      X                               26,105     0       0
WYETH                      COMMON   983024100   209,075      4,590      X                                4,590     0       0

TOTAL                                       125,086,984


00146.0001 #422989